DECOMMISSIONING AND REHABILITATION PROVISION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DECOMMISSIONING AND REHABILITATION PROVISION
Decommissioning and rehabilitation provision - Beginning of period	$ 6,202	$ 5,286
Increase due to re-estimation	305	853
Accretion expense, included in finance costs	35	63
Decommissioning and rehabilitation provision - End of period	$ 6,542	$ 6,202